Capital Raising - Schedule of Strategic Placement (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2020
Capital Raising [Line Items]
Ordinary shares Fully paid	$ 458,677,068	$ 233,196,507	$ 99,851,510